Taxes on Income (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets [Abstract]
Deferred taxes due to carryforward losses	$ 8,396	$ 6,008
Valuation allowance	(8,396)	(6,008)
Net deferred tax asset